23) Loans and advances to customers (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stage 1 [Member] | Balance on [Member]
Statement Line Items [Line Items]
Companies		R$ 174,823,333	R$ 193,236,364	R$ 217,561,123
Financing		87,491,428	91,632,329	94,231,267
Borrowings		77,801,046	91,448,563	116,800,205
Revolving		9,530,859	10,155,472	6,529,651
Individuals		164,711,763	199,384,196	195,239,164
Financing		62,636,298	72,998,157	81,332,376
Borrowings		69,241,572	88,176,321	79,213,356
Revolving		32,833,893	38,209,718	34,693,432
Total		339,535,096	392,620,560	412,800,287
Stage 1 [Member] | Transfer to Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(2,206,226)	(3,530,473)
Financing		(1,266,291)	(2,665,550)
Borrowings		(543,880)	(788,067)
Revolving		(396,055)	(76,856)
Individuals		(14,601,213)	(3,830,157)
Financing		(5,142,405)	(2,196,138)
Borrowings		(6,647,911)	(1,524,297)
Revolving		(2,810,897)	(109,722)
Total		(16,807,439)	(7,360,630)
Stage 1 [Member] | Transfer to Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(1,490,046)	(1,047,643)
Financing		(1,000,667)	(216,644)
Borrowings		(294,077)	(771,301)
Revolving		(195,302)	(59,698)
Individuals		(4,693,118)	(2,331,304)
Financing		(587,237)	(567,081)
Borrowings		(1,926,044)	(1,697,183)
Revolving		(2,179,837)	(67,040)
Total		(6,183,164)	(3,378,947)
Stage 1 [Member] | Transfer from Stage 2 [Member]
Statement Line Items [Line Items]
Companies		330,715	1,740,309
Financing		99,463	793,644
Borrowings		193,710	932,838
Revolving		37,542	13,827
Individuals		1,217,269	1,939,655
Financing		492,025	843,573
Borrowings		456,863	1,027,710
Revolving		268,381	68,372
Total		1,547,984	3,679,964
Stage 1 [Member] | Transfer from Stage 3 [Member]
Statement Line Items [Line Items]
Companies		67,187	99,605
Financing		41,167	56,979
Borrowings		21,172	34,874
Revolving		4,848	7,752
Individuals		580,355	323,117
Financing		25,325	62,471
Borrowings		13,417	154,480
Revolving		541,613	106,166
Total		647,542	422,722
Stage 1 [Member] | Amortization [Member]
Statement Line Items [Line Items]
Companies		(9,770,601)	(14,129,128)
Financing		(4,828,945)	(6,599,164)
Borrowings		(4,941,656)	(7,529,964)
Revolving
Individuals		(14,887,045)	(15,271,291)
Financing		(8,377,986)	(8,742,813)
Borrowings		(6,509,059)	(6,528,478)
Revolving
Total		(24,657,646)	(29,400,419)
Stage 1 [Member] | Originated [Member]
Statement Line Items [Line Items]
Companies		149,850,120	126,296,922
Financing		48,408,504	48,322,133
Borrowings		99,438,789	70,778,365
Revolving		2,002,827	7,196,424
Individuals		105,059,308	126,773,073
Financing		41,562,050	31,123,133
Borrowings		55,442,719	62,155,926
Revolving		8,054,539	33,494,014
Total		254,909,428	253,069,995
Stage 1 [Member] | Constitution/ (Reversal) [Member]
Statement Line Items [Line Items]
Companies	[1]	(112,456,390)	(91,016,561)
Financing	[1]	(38,854,293)	(35,550,497)
Borrowings	[1]	(68,522,416)	(49,009,228)
Revolving	[1]	(5,079,681)	(6,456,836)
Individuals	[1]	(76,820,588)	(72,930,660)
Financing	[1]	(19,637,553)	(10,161,286)
Borrowings	[1]	(49,792,950)	(34,653,409)
Revolving	[1]	(7,390,085)	(28,115,965)
Total	[1]	(189,276,978)	(163,947,221)
Stage 1 [Member] | (Write off) [Member]
Statement Line Items [Line Items]
Companies
Financing
Borrowings
Revolving
Individuals
Financing
Borrowings
Revolving
Total
Stage 2 [Member] | Balance on [Member]
Statement Line Items [Line Items]
Companies		13,960,366	13,106,024	21,750,671
Financing		6,878,331	5,732,352	11,855,797
Borrowings		6,329,980	6,758,152	9,449,412
Revolving		752,055	615,520	445,462
Individuals		38,023,532	19,594,715	15,354,577
Financing		10,655,990	4,567,302	4,130,401
Borrowings		22,782,488	12,019,579	9,122,134
Revolving		4,585,054	3,007,834	2,102,042
Total		51,983,898	32,700,739	37,105,248
Stage 2 [Member] | Transfer to Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(1,385,968)	(4,150,902)
Financing		(693,154)	(3,637,599)
Borrowings		(630,399)	(510,021)
Revolving		(62,415)	(3,282)
Individuals		(2,071,615)	(1,100,985)
Financing		(220,419)	(292,952)
Borrowings		(1,161,812)	(691,602)
Revolving		(689,384)	(116,431)
Total		(3,457,583)	(5,251,887)
Stage 2 [Member] | Transfer from Stage 3 [Member]
Statement Line Items [Line Items]
Companies		77,803	604,824
Financing		57,520	183,776
Borrowings		17,128	415,621
Revolving		3,155	5,427
Individuals		794,308	622,122
Financing		140,369	70,757
Borrowings		62,719	479,625
Revolving		591,220	71,740
Total		872,111	1,226,946
Stage 2 [Member] | Amortization [Member]
Statement Line Items [Line Items]
Companies		(2,378,718)	(1,537,738)
Financing		(1,380,199)	(640,153)
Borrowings		(998,519)	(897,585)
Revolving
Individuals		(12,773,924)	(1,616,061)
Financing		(5,444,290)	(550,578)
Borrowings		(7,329,634)	(1,065,483)
Revolving
Total		(15,152,642)	(3,153,799)
Stage 2 [Member] | Originated [Member]
Statement Line Items [Line Items]
Companies		8,504,101	5,702,723
Financing		2,906,774	768,132
Borrowings		5,352,796	4,445,528
Revolving		244,531	489,063
Individuals		29,573,277	11,754,505
Financing		8,404,759	693,061
Borrowings		20,588,030	8,288,437
Revolving		580,488	2,773,007
Total		38,077,378	17,457,228
Stage 2 [Member] | Constitution/ (Reversal) [Member]
Statement Line Items [Line Items]
Companies	[1]	(5,838,387)	(11,053,718)
Financing	[1]	(911,790)	(4,669,507)
Borrowings	[1]	(4,519,348)	(6,000,032)
Revolving	[1]	(407,249)	(384,179)
Individuals	[1]	(10,477,173)	(7,309,945)
Financing	[1]	(1,442,111)	(835,952)
Borrowings	[1]	(7,587,442)	(4,610,119)
Revolving	[1]	(1,447,620)	(1,863,874)
Total	[1]	(16,315,560)	(18,363,663)
Stage 2 [Member] | (Write off) [Member]
Statement Line Items [Line Items]
Companies
Financing
Borrowings
Revolving
Individuals
Financing
Borrowings
Revolving
Total
Stage 2 [Member] | Transfer to Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(330,715)	(1,740,309)
Financing		(99,463)	(793,644)
Borrowings		(193,710)	(932,838)
Revolving		(37,542)	(13,827)
Individuals		(1,217,269)	(1,939,655)
Financing		(492,025)	(843,573)
Borrowings		(456,863)	(1,027,710)
Revolving		(268,381)	(68,372)
Total		(1,547,984)	(3,679,964)
Stage 2 [Member] | Transfer from Stage 1 [Member]
Statement Line Items [Line Items]
Companies		2,206,226	3,530,473
Financing		1,266,291	2,665,550
Borrowings		543,880	788,067
Revolving		396,055	76,856
Individuals		14,601,213	3,830,157
Financing		5,142,405	2,196,138
Borrowings		6,647,911	1,524,297
Revolving		2,810,897	109,722
Total		16,807,439	7,360,630
Stage 3 [Member] | Balance on [Member]
Statement Line Items [Line Items]
Companies		25,288,827	20,633,998	22,370,956
Financing		7,352,243	6,773,700	6,325,568
Borrowings		17,254,607	13,121,182	15,363,975
Revolving		681,977	739,116	681,413
Individuals		23,143,751	11,437,078	12,481,355
Financing		1,146,464	1,049,805	1,094,697
Borrowings		16,659,845	5,231,519	5,604,645
Revolving		5,337,442	5,155,754	5,782,013
Total		48,432,578	32,071,076	34,852,311
Stage 3 [Member] | Transfer to Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(77,803)	(604,824)
Financing		(57,520)	(183,776)
Borrowings		(17,128)	(415,621)
Revolving		(3,155)	(5,427)
Individuals		(794,308)	(622,122)
Financing		(140,369)	(70,757)
Borrowings		(62,719)	(479,625)
Revolving		(591,220)	(71,740)
Total		(872,111)	(1,226,946)
Stage 3 [Member] | Transfer from Stage 2 [Member]
Statement Line Items [Line Items]
Companies		1,385,968	4,150,902
Financing		693,154	3,637,599
Borrowings		630,399	510,021
Revolving		62,415	3,282
Individuals		2,071,615	1,100,985
Financing		220,419	292,952
Borrowings		1,161,812	691,602
Revolving		689,384	116,431
Total		3,457,583	5,251,887
Stage 3 [Member] | Amortization [Member]
Statement Line Items [Line Items]
Companies		(2,680,887)	(552,471)
Financing		(1,211,218)	(237,542)
Borrowings		(1,469,669)	(314,929)
Revolving
Individuals		(3,953,496)	(1,010,738)
Financing		(813,396)	(372,611)
Borrowings		(3,140,100)	(638,127)
Revolving
Total		(6,634,383)	(1,563,209)
Stage 3 [Member] | Originated [Member]
Statement Line Items [Line Items]
Companies		14,626,196	4,249,360
Financing		2,056,572	422,843
Borrowings		12,159,563	3,175,691
Revolving		410,061	650,826
Individuals		19,547,102	6,655,466
Financing		1,085,403	215,265
Borrowings		16,349,733	2,679,383
Revolving		2,111,966	3,760,818
Total		34,173,298	10,904,826
Stage 3 [Member] | Constitution/ (Reversal) [Member]
Statement Line Items [Line Items]
Companies	[1]	(4,801,095)	(3,941,465)
Financing	[1]	(584,841)	(1,756,639)
Borrowings	[1]	(3,896,608)	(1,928,627)
Revolving	[1]	(319,646)	(256,199)
Individuals	[1]	2,528,559	1,502,563
Financing	[1]	(376,824)	(117,483)
Borrowings	[1]	1,491,101	1,146,472
Revolving	[1]	1,414,282	473,574
Total	[1]	(2,272,536)	(2,438,902)
Stage 3 [Member] | (Write off) [Member]
Statement Line Items [Line Items]
Companies		(5,220,409)	(5,986,498)
Financing		(1,277,104)	(1,594,018)
Borrowings		(3,546,037)	(4,005,755)
Revolving		(397,268)	(386,725)
Individuals		(11,805,562)	(10,678,618)
Financing		(440,486)	(496,868)
Borrowings		(6,284,128)	(5,315,534)
Revolving		(5,080,948)	(4,866,216)
Total		(17,025,971)	(16,665,116)
Stage 3 [Member] | Transfer to Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(67,187)	(99,605)
Financing		(41,167)	(56,979)
Borrowings		(21,172)	(34,874)
Revolving		(4,848)	(7,752)
Individuals		(580,355)	(323,117)
Financing		(25,325)	(62,471)
Borrowings		(13,417)	(154,480)
Revolving		(541,613)	(106,166)
Total		(647,542)	(422,722)
Stage 3 [Member] | Transfer from Stage 1 [Member]
Statement Line Items [Line Items]
Companies		1,490,046	1,047,643
Financing		1,000,667	216,644
Borrowings		294,077	771,301
Revolving		195,302	59,698
Individuals		4,693,118	2,331,304
Financing		587,237	567,081
Borrowings		1,926,044	1,697,183
Revolving		2,179,837	67,040
Total		6,183,164	3,378,947
Consolidated - 3 stages [Member] | Balance on [Member]
Statement Line Items [Line Items]
Companies		256,810,316	226,976,386	218,944,960
Financing		108,461,841	104,138,381	105,672,793
Borrowings		140,384,792	111,327,897	102,614,433
Revolving		7,963,683	11,510,108	10,657,734
Individuals		256,406,447	230,415,989	192,547,695
Financing		93,134,830	78,615,264	67,861,396
Borrowings		118,655,689	105,427,419	83,968,351
Revolving		44,615,928	46,373,306	40,717,948
Total		513,216,763	457,392,375	R$ 411,492,655
Consolidated - 3 stages [Member] | Amortization [Member]
Statement Line Items [Line Items]
Companies		(14,830,206)	(16,219,337)
Financing		(7,420,362)	(7,476,859)
Borrowings		(7,409,844)	(8,742,478)
Revolving
Individuals		(31,614,465)	(17,898,090)
Financing		(14,635,672)	(9,666,002)
Borrowings		(16,978,793)	(8,232,088)
Revolving
Total		(46,444,671)	(34,117,427)
Consolidated - 3 stages [Member] | Originated [Member]
Statement Line Items [Line Items]
Companies		172,980,417	136,249,005
Financing		53,371,850	49,513,108
Borrowings		116,951,148	78,399,584
Revolving		2,657,419	8,336,313
Individuals		154,179,687	145,183,044
Financing		51,052,212	32,031,459
Borrowings		92,380,482	73,123,746
Revolving		10,746,993	40,027,839
Total		327,160,104	281,432,049
Consolidated - 3 stages [Member] | Constitution/ (Reversal) [Member]
Statement Line Items [Line Items]
Companies	[1]	(123,095,872)	(106,011,744)
Financing	[1]	(40,350,924)	(41,976,643)
Borrowings	[1]	(76,938,372)	(56,937,887)
Revolving	[1]	(5,806,576)	(7,097,214)
Individuals	[1]	(84,769,202)	(78,738,042)
Financing	[1]	(21,456,488)	(11,114,721)
Borrowings	[1]	(55,889,291)	(38,117,056)
Revolving	[1]	(7,423,423)	(29,506,265)
Total	[1]	(207,865,074)	(184,749,786)
Consolidated - 3 stages [Member] | (Write off) [Member]
Statement Line Items [Line Items]
Companies		(5,220,409)	(5,986,498)
Financing		(1,277,104)	(1,594,018)
Borrowings		(3,546,037)	(4,005,755)
Revolving		(397,268)	(386,725)
Individuals		(11,805,562)	(10,678,618)
Financing		(440,486)	(496,868)
Borrowings		(6,284,128)	(5,315,534)
Revolving		(5,080,948)	(4,866,216)
Total		R$ (17,025,971)	R$ (16,665,116)

[1]	Composed of advanced settlements, maturities and changes.